6. Stock Option and Warrant Activity	1 Months Ended
Feb. 28, 2014
Notes
6. Stock Option and Warrant Activity	6. STOCK OPTION AND WARRANT ACTIVITY As of February 28, 2014, there were no warrants or options issued or outstanding to acquire any additional shares of common stock.